ACCOUNTS PAYABLE AND OTHER - Schedule of Post-Employment Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Plan assets	$ 2,560	$ 3,503
Less accrued benefit obligation:
Defined benefit pension plan	(3,141)	(4,352)
Other post-employment benefits	(128)	(163)
Net defined benefit liability, before net actuarial gain (losses)	(709)	(1,012)
Less: net actuarial losses and other	(11)	(29)
Accrued benefit liability related to defined benefit plan	$ (720)	$ (1,041)